Oil and Gas Interests (Tables)	12 Months Ended
Jun. 30, 2013
Components of Oil and Gas interest	Oil and gas interests consist of the following:

	2013	2012
Oil and gas interests	$15,572	$14,467
Less accumulated depletion	(8,102)	(7,244)

	$7,470	$7,223